RESTRICTED CASH AND SHORT-TERM INVESTMENTS	12 Months Ended
Dec. 31, 2013
RESTRICTED CASH AND SHORT-TERM INVESTMENTS [Abstract]
RESTRICTED CASH AND SHORT-TERM INVESTMENTS

20.	RESTRICTED CASH AND SHORT-TERM INVESTMENTS

Our restricted cash and short-term investment balances are as follows:

(in thousands of $)	2013	2012
Total restricted cash	26,543	1,551
Less: Amounts included in short-term restricted cash and short-term investments	23,432	1,551
Long-term restricted cash	3,111	—

As of December 31, 2013, our restricted cash relates to Performance and Delivery Bonds (the "Bonds") for our FSRU contracts in Kuwait and Jordan, respectively.

We issued the Bonds to the charterer to guarantee against our failure to meet our obligations as specified in the contract. The Bonds are usually valid for the duration of the contract or in the case of the Delivery Bond until the vessel is delivered.

The Bonds are currently all cash collateralized but we have the option to restructure these as non-cash backed although this may result in additional fees.

Restricted cash does not include minimum consolidated cash balances of $25.0 million (see note 26) required to be maintained as part of the financial covenants in some of our loan facilities, as these amounts are included in "Cash and cash equivalents".